Asset Acquisition (Tables)	6 Months Ended
Jun. 30, 2025
Asset Acquisition [Abstract]
Schedule of Purchase Prices of the Assets

The purchase prices of the assets as of the acquisition date are as follows:

Land use rights	$3,654,545
Plant, property and equipment – buildings	1,853,556
Total assets acquired	5,508,101
Deferred tax liabilities	(199,813)
Net assets acquired	$5,308,288